John M. McCann Director, Associate General Counsel Asset Management Law 8500 Andrew Carnegie Boulevard Charlotte, NC 28262 JMccann@tiaa.org Tel: (704) 988.6543 Fax: (704) 988.1615

December 8, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

On behalf of the TIAA-CREF Funds (the “Funds”), we have attached for filing Post-Effective Amendment No. 99 to the above-captioned registration statement on Form N-1A (“Amendment No. 99”), including exhibits.

Amendment No. 99 is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 (“1933 Act”), and it is proposed to become effective on December 9, 2016. Pursuant to paragraph (b)(4) of Rule 485 under the 1933 Act, the undersigned represents that Amendment No. 99 does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) or Rule 485.

The main purpose of Amendment No. 99 is to launch a new series of the Funds; the International Small-Cap Equity Fund.

If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-6543.

Sincerely,

/s/ John M. McCann
John M. McCann